CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Number of Shares	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Global Payments Shareholders’ Equity	Noncontrolling Interests
Balance, beginning balance (in shares) at May. 31, 2012		157,102,000
Balance, beginning balance at May. 31, 2012	$ 1,300,921		$ 358,728	$ 843,456	$ (30,000)	$ 1,172,184	$ 128,737
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	236,899			216,125		216,125	20,774
Other comprehensive loss, net of tax	22,728				14,938
Other comprehensive loss, net of tax, excluding redeemable noncontrolling interest	22,155				14,938	14,938	7,217
Stock issued under share-based compensation plans (in shares)		1,770,000
Stock issued under share-based compensation plans	10,543		10,543			10,543
Common stock repurchased - share-based compensation plans (in shares)		(670,000)
Common stock repurchased - share-based compensation plans	(10,244)		(10,244)			(10,244)
Tax benefit from share-based compensation, net	850		850			850
Share-based compensation expense	18,427		18,427			18,427
Distributions to noncontrolling interests	(16,206)					0	(16,206)
Redeemable noncontrolling interests valuation adjustment	$ 817			817		817
Repurchase of common stock (in shares)	(5,000,000)	(7,350,000)
Repurchase of common stock	$ (175,349)		(79,900)	(95,449)		(175,349)
Purchase of redeemable noncontrolling interest	(96,008)		(96,008)			(96,008)
Dividends paid ($0.08 per share)	(6,198)			(6,198)		(6,198)
Balance, ending balance (in shares) at May. 31, 2013		150,852,000
Balance, ending balance at May. 31, 2013	1,286,607		202,396	958,751	(15,062)	1,146,085	140,522
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	269,952			245,286		245,286	24,666
Other comprehensive loss, net of tax	20,340				13,286	13,286	7,054
Stock issued under share-based compensation plans (in shares)		3,802,000
Stock issued under share-based compensation plans	31,727		31,727			31,727
Common stock repurchased - share-based compensation plans (in shares)		(1,288,000)
Common stock repurchased - share-based compensation plans	(14,498)		(14,498)			(14,498)
Tax benefit from share-based compensation, net	6,351		6,351			6,351
Share-based compensation expense	29,793		29,793			29,793
Distributions to noncontrolling interests	(36,670)						(36,670)
Repurchase of common stock (in shares)		(15,674,000)
Repurchase of common stock	(455,046)		(72,746)	(382,300)		(455,046)
Dividends paid ($0.08 per share)	(5,757)			(5,757)		(5,757)
Balance, ending balance (in shares) at May. 31, 2014		137,692,000
Balance, ending balance at May. 31, 2014	1,132,799		183,023	815,980	(1,776)	997,227	135,572
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	309,115			278,040		278,040	31,075
Other comprehensive loss, net of tax	(212,813)				(184,216)	(184,216)	(28,597)
Stock issued under share-based compensation plans (in shares)		2,516,000
Stock issued under share-based compensation plans	22,550		22,550			22,550
Common stock repurchased - share-based compensation plans (in shares)		(648,000)
Common stock repurchased - share-based compensation plans	(7,435)		(7,435)			(7,435)
Tax benefit from share-based compensation, net	5,176		5,176			5,176
Share-based compensation expense	21,056		21,056			21,056
Distributions to noncontrolling interests	(39,753)						(39,753)
Noncontrolling interest from business combination	$ 7,280						7,280
Repurchase of common stock (in shares)	(1,955,730)	(9,002,000)
Repurchase of common stock	$ (369,082)		(75,628)	(293,454)		(369,082)
Dividends paid ($0.08 per share)	(5,340)			(5,340)		(5,340)
Balance, ending balance (in shares) at May. 31, 2015		130,558,000
Balance, ending balance at May. 31, 2015	$ 863,553		$ 148,742	$ 795,226	$ (185,992)	$ 757,976	$ 105,577